Employee and Agent Benefits - Target Plan Asset Allocation (Details) - Other postretirement benefits	Dec. 31, 2023
Fixed income security portfolios
Asset category target allocation
Asset category target allocation	50.00%
U.S. equity portfolios
Asset category target allocation
Asset category target allocation	35.00%
International equity portfolios
Asset category target allocation
Asset category target allocation	15.00%